NOTES PAYABLE (Detail Textuals)			1 Months Ended		3 Months Ended	12 Months Ended
	May 03, 2016 USD ($) Monthly	May 03, 2015 USD ($) Monthly	Apr. 28, 2016 USD ($) Monthly	Apr. 28, 2015 USD ($) Payable	Mar. 31, 2017 USD ($) Payable Monthly	Dec. 31, 2016 USD ($) Payable Monthly	Dec. 31, 2015 Payable
Short-term Debt [Line Items]
Number of notes payable | Payable						2	2
Annual interest rate	7.99%	7.99%	8.75%	7.50%
Number of installments for payment	11	11	11	11
Notes payable frequency of periodic payment	Monthly	Monthly	Monthly	Monthly
Periodic payments of principal and interest | $	$ 4,358	$ 4,396	$ 7,456	$ 7,566
Date of first required payment	Jun. 03, 2016	Jun. 03, 2015	May 28, 2016	May 28, 2015
Debt instrument, Maturity date	Apr. 03, 2017	Apr. 03, 2016	Mar. 28, 2017	Mar. 28, 2016
Note Commenced On 3 May, 2016
Short-term Debt [Line Items]
Number of notes payable | Payable					1	1
Annual interest rate					7.99%	7.99%
Number of installments for payment | Monthly					11	11
Notes payable frequency of periodic payment					Monthly	Monthly
Periodic payments of principal and interest | $					$ 4,358	$ 4,358
Date of first required payment					Jun. 03, 2016	Jun. 03, 2016
Debt instrument, Maturity date					Apr. 03, 2017	Apr. 03, 2017
Note Commenced On 28 April, 2016
Short-term Debt [Line Items]
Number of notes payable | Payable						1
Annual interest rate						8.75%
Number of installments for payment | Monthly						11
Notes payable frequency of periodic payment						Monthly
Periodic payments of principal and interest | $						$ 7,456
Date of first required payment						Mar. 28, 2016
Debt instrument, Maturity date						Mar. 28, 2017